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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [_]

     John G. Ullman & Associates, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     51 East Market St., P.O. Box 1424     Corning          NY          14830
--------------------------------------------------------------------------------
Business Address         (Street)          (City)         (State)       (Zip)

     John G. Ullman     (607) 936-3785, President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------ATTENTION------------------------------------
           Intentional misstatements or omissions of facts constitute
                           Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of Corning and State of New York on the     day of
                             -------              --------        ---
     , 19  .
-----    --

                                   John G. Ullman & Associates, Inc.
                                ------------------------------------------------
                                  (Name of Institutional Investment Manager)

                                      /s/ John G. Ullman
                                ------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
------------------------  -------------  ------------------------  -------------
1.                                       6.

------------------------  -------------  ------------------------  -------------
2.                                       7.

------------------------  -------------  ------------------------  -------------
3.                                       8.

------------------------  -------------  ------------------------  -------------
4.                                       9.

------------------------  -------------  ------------------------  -------------
5.                                       10.

------------------------  -------------  ------------------------  -------------

                                                                 4/28/99 13F.RPT

FORM 13-F                                                       FILE NUMBER 28-5
          NAME OF REPORTING MANAGER: JOHN G. ULLMAN & ASSOCIATES, INC.

NAME OF ISSUER                   TITLE OF       CUSIP     VALUE    SHARES/PRN  SH/PRN PUT/CALL INVSTMT  OTHER     VOTING AUTHORITY
                                 CLASS                    (x51000) AMT                         DSCRETN  MANAGERS  SOLE SHARED NONE
A D C TELECOMMUNICATIONS           COM        000886101     2482      52052      SH            SOLE                           52052

ADAPTEC INC.                       COM        00651F108     2108      92400      SH            SOLE                           92400

ADVANCED LIGHTING TECHNOLOGIES     COM        00753C102      131      17000      SH            SOLE                           17000

AGCO CORP.                         COM        001084102       74      11200      SH            SOLE                           11200

AMERICAN SOFTWARE, INC.            COM        029683109       43      13850      SH            SOLE                           13850

AMERITECH CORP NEW                 COM        030954101     1319      22882      SH            SOLE                           22882

AMGEN INC.                         COM        031162100     5899      78782      SH            SOLE                           78282

AMP INC.                           COM        031897101     5917     110602      SH            SOLE                          110602

ANALOG  DEVICES INC.               COM        032654105      703      23628      SH            SOLE                           23628

APPLIED MATLS  INC.                COM        038222105     3490      56575      SH            SOLE                           56575

BANCROFT CONV. FD INC.             COM        059695106     1851      81153      SH            SOLE                           81153

BELLSOUTH CORP.                    COM        079860102     3602      89918      SH            SOLE                           89918

BLACKROCK 1999 TERM TR INC.        COM        09247T100      334      33630      SH            SOLE                           33630

BLACKROCK INSURED MUN. 2008 TERM   COM        09247K109     1481      93650      SH            SOLE                           93650

BLACKROCK NORTH AMERN GOVT INC.    COM        092475102      640      63950      SH            SOLE                           63950

BRISTOL MYERS SQUIBB CO            COM        110122108     2677      41742      SH            SOLE                           41742

BROOKS  AUTOMATION INC.            COM        11434A100     1982      88575      SH            SOLE                           88575

BSB  BANCORP                       COM        055652101     1118      45880      SH            SOLE                           45880

CHIRON CORP                        COM        170040109     2310     105340      SH            SOLE                          105340

CHUBB CORP.                        COM        171232101     4130      70518      SH            SOLE                           70518

CORNING INCORPORATED               COM        219350105     9752     162528      SH            SOLE                          162528

DETECTION SYSTEMS INC.             COM        250644101     2299     287401      SH            SOLE                          287401

DIEHL GRAPHSOFT INC.               COM NEW    253676308      525     164700      SH            SOLE                          164700

DUPONT DE NEMOURS & CO.            COM        263534109      582      10017      SH            SOLE                           10017

EASTMAN KODAK CO                   COM        277461109     3941      61697      SH            SOLE                           61697

ELAN PLC                           ADR        284131208     2900      41571      SH            SOLE                           41571

ELECTROGLAS INC.                   COM        285324109     1185      92075      SH            SOLE                           92075

ELLSWORTH CONVERTIBLE GROWTH & IN  COM        289074106     2622     268920      SH            SOLE                          268920

EMERSON ELECTRIC CO                COM        291011104     4556      86051      SH            SOLE                           86051

ENGELHARD CORP.                    COM        292845104      782      46158      SH            SOLE                           46158

EXXON CORP.                        COM        302290101     1357      19230      SH            SOLE                           19230

FIRST AUSTRALIA FUND INC           COM        318652104      204      27700      SH            SOLE                           27700

FIRST AUSTRALIA PRIME INCOME       COM        318653102     3825     624531      SH            SOLE                          624531

     PAGE TOTAL                                                            76,821                                                  1

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

FORM 13-F                                                       FILE NUMBER 28-5
          NAME OF REPORTING MANAGER: JOHN G. ULLMAN & ASSOCIATES, INC.

NAME OF ISSUER                   TITLE OF         CUSIP    VALUE    SHARES/PRN  SH/PRN PUT/CALL INVSTMT  OTHER     VOTING AUTHORITY
                                 CLASS                     (x51000) AMT                         DSCRETN  MANAGERS  SOLE SHARED NONE
FIRST UNION CORP.                  COM          337358105     420       7853      SH            SOLE                            7853

GENENTECH INC                      COM          368710307    3561      40175      SH            SOLE                           40175

GENERAL ELECTRIC CO                COM          369604103    1128      10197      SH            SOLE                           10197

GRANITE CONSTR INC                 COM          387328107    3010     128754      SH            SOLE                          128754

HALLIBURTON CO.                    COM          406216101    2550      66230      SH            SOLE                           66230

HARDINGE INC.                      COM          412324303    3459     244879      SH            SOLE                          244879

HEWLETT PACKARD CO.                COM          428236103     553       8150      SH            SOLE                            8150

HUBBELL INC                        CLASS B      443510201     262       6546      SH            SOLE                            6546

HYCOR BIOMEDICAL, INC              COM          448623108     184     184124      SH            SOLE                          184124

IDACORP INC                        COM          451107106    1889      64160      SH            SOLE                           64160

INDIA FUND INC                     COM          454089103     117      12500      SH            SOLE                           12500

INGERSOLL RAND CO                  COM          456866102    2203      44383      SH            SOLE                           44383

INTEL CORP                         COM          458140100    4650      39118      SH            SOLE                           39118

INTERNATIONAL BUSINESS MACHS       COM          459200101     490       2763      SH            SOLE                            2763

INTERNATIONAL SPECIALTY PRODS INC  COM          460337108     144      19000      SH            SOLE                           19000

INTUIT                             COM          461202103     290       2850      SH            SOLE                            2850

IONICS INC.                        COM          462218108     685      22750      SH            SOLE                           22750

JOHNSON & JOHNSON                  COM          478160104   11701     125142      SH            SOLE                          125142

KEMET CORP                         COM          488360108     164      14275      SH            SOLE                           14275

LANDEC  CORP.                      COM          514766104     140      37454      SH            SOLE                           37454

LEVEL 3 COMMUNICATIONS, INC.       COM          52729N100    1172      16100      SH            SOLE                           16100

LORAL SPACE COMMUNICATIONS         COM          G56462107     148      10225      SH            SOLE                           10225

MEDFORD BANCORP INC.               COM          584131106     453      28300      SH            SOLE                           28300

MERCK & CO. INC.                   COM          589331107    2426      30274      SH            SOLE                           30274

MEXICO FUND INC.                   COM          592835102    1335      87896      SH            SOLE                           87896

MICROSOFT CORP.                    COM          594918104     293       1636      SH            SOLE                            1636

MINNESOTA MINING & MFG. CO.        COM          604059105    2174      30721      SH            SOLE                           30721

ML MACADAMIA ORCHARDS L P          DEP UNTI CL  55307U107     439     115050      SH            SOLE                          115050

MOTOROLA, INC.                     COM          620076109    1618      22083      SH            SOLE                           22083

NATIONAL CITY CORP                 COM          635405103     202       3050      SH            SOLE                            3050

NEW GERMANY FUND INC.              COM          644465106     762      63840      SH            SOLE                           63840

NORTHERN TELECOM LTD               COM          665815106     703      11313      SH            SOLE                           11313

ORACLE  CORP                       COM          68389X105     332      12600      SH            SOLE                           12600

PAIRGAIN TECHNOLOGIES INC          COM          695934109     979     100390      SH            SOLE                          100390

PALL CORP.                         COM          696429307    2614     157825      SH            SOLE                          157825

     PAGE TOTAL                                                            53,247                                                  2

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

FORM 13-F                                                       FILE NUMBER 28-5
          NAME OF REPORTING MANAGER: JOHN G. ULLMAN & ASSOCIATES, INC.

NAME OF ISSUER                  TITLE OF          CUSIP    VALUE    SHARES/PRN  SH/PRN PUT/CALL INVSTMT  OTHER    VOTING AUTHORITY
                                CLASS                      (x51000) AMT                         DSCRETN  MANAGERS SOLE SHARED NONE
PENN  ENGR & MFG CORP CL A        COM           707389102    1132      60390      SH            SOLE                          60390

PENN  ENGR & MFG CORP NON VTG     COM           707389300    1569      82595      SH            SOLE                          82595

PEOPLES HERITAGE FIN GROUP        COM           711147108    4275     237482      SH            SOLE                         237482

PFIZER INC.                       COM           717081103     670       4825      SH            SOLE                           4825

PHARMACIA & UPJOHN, INC.          COM           716941109    4755      76239      SH            SOLE                          76239

PLP-MESA OFFSHORE TRUST           UNIT BEN INT  590650107       2      74380      SH            SOLE                          74380

PREMIER NATIONAL BANCORP          COM           74053F107     274      18254      SH            SOLE                          18254

QUEST DIAGNOSTICS INC.            COM           74834L100    1026      46110      SH            SOLE                          46110

REGENERON PHARMACEUTICALS         COM           75886F107     451      68100      SH            SOLE                          68100

SBC COMMUNICATIONS INC.           COM           78387G103     300       6355      SH            SOLE                           6355

SCHLUMBERGER LTD.                 COM           806857108     387       6425      SH            SOLE                           6425

SCUDDER NEW ASIA FD. INC          COM           811183102     119      11500      SH            SOLE                          11500

SCUDDER NEW EUROPE FD. INC        COM           810905109    1292      68025      SH            SOLE                          68025

SS & C TECHNOLOGIES INC.          COM           85227Q100     570      46025      SH            SOLE                          46025

ST. JUDE MEDICAL INC              COM           790849103    2024      83015      SH            SOLE                          83015

STERIS  CORP                      COM           859152100    1531      57486      SH            SOLE                          57486

SUN MICROSYSTEMS INC              COM           866810104    2689      21500      SH            SOLE                          21500

SWISS HELVETIA FUND INC           COM           870875101     939      66790      SH            SOLE                          66790

TECO ENERGY                       COM           872375100     273      13740      SH            SOLE                          13740

TEMPLETON CHINA WORLD FUND INC    COM           88018X102     317      52900      SH            SOLE                          52900

TEMPLETON GLOBAL INCOME FUND INC  COM           880198106      90      13456      SH            SOLE                          13456

TEXACO INC.                       COM           881694103     412       7266      SH            SOLE                           7266

THOMAS  INDUSTRIES INC.           COM           884425109     571      30453      SH            SOLE                          30453

THOMAS & BETTS CORP.              COM           884315102     425      11323      SH            SOLE                          11323

U.S. WEST INC. NEW                COM           91273H101    2168      39373      SH            SOLE                          39373

UNITED STATES FILTER CORP. NEW    COM NEW       911843209    1355      44240      SH            SOLE                          44240

UST CORP.                         COM           902900109     648      29656      SH            SOLE                          29656

VITRO SOCIEDAD ANONIMA            SPONSORED AD  928502301     128      22100      SH            SOLE                          22100

ZOLTEK  COMPANIES, INC.           COM           98975W104      77      10300      SH            SOLE                          10300


     PAGE TOTAL                                               30,470                                                               3

     GRAND TOTAL                                            169,168,018                                 Z:\CAMRAV2\REPORTS\13F99.RPT
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